Long-term Debt (Details Narrative) - USD ($) $ in Thousands					12 Months Ended
	Dec. 20, 2021	Dec. 20, 2021	Jul. 08, 2020	May 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 27, 2018	Oct. 28, 2015
Debt Instrument [Line Items]
Total long-term debt outstanding					$ 77,780	$ 54,260
Maritime Investors Promissory Note [Member]
Debt Instrument [Line Items]
Maturity date				the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global Permal (the “Credit Facility”) on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any Paid-In-Kind (“PIK”) interest and principal deficiency amount under the Credit Facility
Promissory note interest rate				9.00%			11.00%	2.75%
Interest rate paid in cash				4.50%			1.00%
Fourth one [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	$ 7,320	$ 7,320
Pyxis Malou Vessel [Member] | Fourth one [Member]
Debt Instrument [Line Items]
Long-term debt first periodic payment	2022-03
Long Term Debt Balloon Payment Year	2026-12
Quarterly installments payable twenty installments	$ 176
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 3,800	$ 3,800
Debt Instrument, Payment Terms	The new facility is repayable in 20 quarterly installments amounting to $
Total long-term debt outstanding					7,320	8,730
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Debt Instrument [Line Items]
Long-term debt first periodic payment	2022-03
Long Term Debt Balloon Payment Year		2026-12
Quarterly installments payable twenty installments		$ 449
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 12,700	$ 12,700
Debt Instrument, Payment Terms		The facility is repayable in 20 quarterly installments amounting to $
Total long-term debt outstanding					21,680
New Secured Loan - Secondone, and Thirdone [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentCarryingAmountPerFacility-0]					2,890
[custom:QuarterlyInstallmentsPayableInAggregatePerFacility]					$ 500
Long-term debt first periodic payment					2022-02
[custom:LongtermDebtBalloonPaymentPerFacility-0]					$ 2,390
Long Term Debt Balloon Payment Year					2023-02
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 9,250
Maturity date			July 2025
Eighthone New Secured Loan [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding						$ 24,000	$ 24,000
Interest rate margin							11.00%
Quarterly installments payable (10 installments)						equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity.
Eighthone Previous Secured Loan [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding							$ 16,000
Secured Loan Eighth one Corp [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 11,000
Maturity date					March 2026
Interest rate margin					3.35%
New Secured Loan Tenthone [Member]
Debt Instrument [Line Items]
[custom:LongtermDebtBalloonPaymentPerFacility-0]					$ 4,900
Maturity date					July 2028